Submission	Jan. 15, 2025
Submission [Line Items]
Central Index Key	0001834489
Registrant Name	Genius Sports Limited
Registration File Number	333-279227
Form Type	F-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES